Long-term debt - Summary of Long-Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total long-term debt	$ 32,835		$ 31,135
Forward Starting Interest Rate Swap
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,080	$ 800
1997 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	4.18%	4.18%
1976 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	9.38%	9.38%
2011 trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024
2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 6,550			$ 5,700
2016 U.S. trust indenture | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	4.24%	4.24%
1996 trust indenture (subordinated) | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	8.21%	8.21%
Lease liabilities | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	4.35%	4.35%
Bell Mobility trade loan | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	4.87%	4.87%
Supplier finance arrangements | Weighted Average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate at December 31, 2024	6.42%	6.42%
Trade receivables
Disclosure of detailed information about borrowings [line items]
Total debt	$ 36,862		34,527
Trade receivables | 1997 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	20,273		19,768
Trade receivables | 1976 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	975		975
Trade receivables | 2011 trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	0		225
Trade receivables | 2016 U.S. trust indenture
Disclosure of detailed information about borrowings [line items]
Total debt	9,445		7,529
Notional amount				600
Trade receivables | 1996 trust indenture (subordinated)
Disclosure of detailed information about borrowings [line items]
Total debt	275		275
Trade receivables | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	4,591		4,857
Trade receivables | Bell Mobility trade loan
Disclosure of detailed information about borrowings [line items]
Total debt	863	$ 600	476	$ 360
Trade receivables | Supplier finance arrangements
Disclosure of detailed information about borrowings [line items]
Total debt	197		218
Trade receivables | Other
Disclosure of detailed information about borrowings [line items]
Total debt	243		204
Trade receivables | Series M-53 MTN debentures | Interest rate swap contract
Disclosure of detailed information about borrowings [line items]
Notional amount	1,300		1,625
Trade receivables | Series M-53 MTN debentures | Forward Starting Interest Rate Swap | 2028
Disclosure of detailed information about borrowings [line items]
Notional amount	525
Net unamortized discount
Disclosure of detailed information about borrowings [line items]
Total debt	29		33
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Total debt	132		112
Supplier finance arrangements due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	73		74
Long-term debt
Disclosure of detailed information about borrowings [line items]
Total debt	$ 3,793		$ 3,173